SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Jan. 31, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Pelican Holdco Inc [Member]
Transaction costs	$ 30,000		$ 72,779
March G L [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued					5,040
Gross proceeds					$ 291,323
Greenland Exploration Limited
Number of shares issued		1,500,000		1,500,000
Cash equivalents			$ 0	$ 0	$ 0